Yorktown Small Cap Fund a series of American Pension Investors Trust

Class A (YOVAX) | Class L (YOVLX) | Institutional Class (YOVIX)	SUMMARY PROSPECTUS DATED MAY 31, 2021

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting the Fund at (888) 933-8274 or, if you own these shares through a financial intermediary, by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting the Fund at (888) 933-8274. If you own shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this document to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the fund complex or at your financial intermediary.

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, reports to shareholders, and other information about the Fund online at https://yorktownfunds.com/advisors/fund-documents/. You may also obtain this information about the Fund at no cost by calling (888) 933-8274 or by sending an email request to info@yorktownfunds.com. The Fund’s full prospectus and Statement of Additional Information, dated May 31, 2021 are incorporated by reference into this summary prospectus.

Investment Objective – The Fund seeks to achieve long term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in one or more Yorktown Funds. More information about these and other discounts is available from your financial professional and in the “How to Reduce Your Sales Charge” Section on page 71 of the Fund’s prospectus. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(Fees paid directly from your investment)
			Institutional
	Class A	Class L	Class
	YOVAX	YOVLX	YOVIX
Maximum sales charge (load) imposed on purchases (as percentage of offering price)	5.75%	None	None
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	0.50%(1)	None	None
Maximum Account fee (for accounts under $500)	$25/yr	$25/yr	$25/yr

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)
			Institutional
	Class A	Class L	Class
	YOVAX	YOVLX	YOVIX
Management Fee	0.90%	0.90%	0.90%
Distribution/Service (12b-1 Fees)	0.25%	1.00%	0.00%
Other Expenses	0.73%	0.73%	0.73%
Acquired Fund Fees and Expenses	0.05%	0.05%	0.05%
Total Annual Fund Operating Expenses (before fee waivers and/or expense reimbursements)	1.93%	2.68%	1.68%
Fee Waivers and/or Expense Reimbursements (2)	(0.48%)	(0.48%)	(0.48%)
Total Annual Fund Operating Expenses (3)	1.45%	2.20%	1.20%

The Yorktown Funds	1

(1)	Effective February 18, 2020, large purchases of Class A shares (greater than $1 million) are generally subject to a CDSC of 0.25% if the shares are redeemed during the first 12 months after purchase, unless the dealer, at its discretion, has waived the commission advance paid by Ultimus Fund Distributors, LLC (the “Distributor”).

(2)	In the interest of limiting expenses of the Fund, the Adviser has entered into a contractual expense limitation agreement with the Trust, effective March 31, 2021, so that the Fund’s ratio of total annual operating expenses is limited to 1.40% for Class A Shares, 2.15% for Class L Shares, and 1.15% for Institutional Class Shares until at least May 31, 2022. Pursuant to the expense limitation agreement, the Adviser has agreed to waive or limit its fees and assume other expenses of the Fund (excluding interest, taxes, brokerage commissions and other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business) so that the Fund’s ratio of total annual operating expenses is limited to 1.40% for Class A Shares, 2.15% for Class L Shares, and 1.15% for Institutional Class Shares until at least May 31, 2022. The Adviser is entitled to the reimbursement of fees waived or reimbursed by the Adviser to the Fund subject to the limitations that the reimbursement is made only for fees and expenses incurred not more than three years prior to the date of reimbursement, and the reimbursement may not be made if it would cause the Fund’s annual expense limitations to be exceeded. The reimbursement amount may not include any additional charges or fees, such as interest accruable on the reimbursement account. Further, any recoupments will be subject to any lower expenses limitations that have been later implemented by the Board. The expense limitation agreement may be terminated only by the Board by providing 60 days’ notice, or if the Adviser ceases to serve as adviser to the Fund.

(3)	Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example:

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same (taking into account the expense limitation agreement for the one-year period). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A (YOVAX) Shares:	$714	$1,102	$1,515	$2,663

	1 Year	3 Years	5 Years	10 Years
Class L (YOVLX) Shares:	$223	$787	$1,377	$2,977

	1 Year	3 Years	5 Years	10 Years
Institutional Class (YOVIX) Shares:	$122	$483	$867	$1,947

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 50% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing in U.S. listed securities with market capitalization within the range of the targeted benchmark, the Russell 2000 Index. Under normal circumstances, the Fund invests at least 80% of its assets (plus the amount of any borrowings for investment purposes) in small cap companies. At any given time, the Fund may hold up to 15% of its assets in American Depositary Receipts (ADRs). Typically, the Fund invests in approximately 40-60 stocks that pass Sapphire Star Capital LLC’s (the “Sub-Adviser” or the “Fund’s Investment Manager”) stringent quantitative and fundamental criteria.

The Fund’s Investment Manager believes that the Fund is best able to achieve long-term capital appreciation through investments in securities of a core group of businesses and to hold such securities for the long term. The Fund will invest in listed marketable securities, generally, but not exclusively, equity and equity related securities that are traded on U.S. exchanges.

In selecting securities for the Fund, the Fund’s Investment Manager utilizes a quantitative fundamental approach combined with a robust risk/reward assessment to consistently identify securities with asymmetrically favorable profiles, which it believes are inefficiently priced by the market relative to their potential upside.

Generally, in determining whether to sell a security, the Fund’s Investment Manager uses the same type of analysis that it uses in buying securities. For example, the Fund’s Investment Manager may sell a security if it deteriorates in its multi factor fundamental model, drops out of the top tier reward/risk ratio rankings, or is believed to have excess risk. The Fund’s Investment Manager may also sell a security to reduce the Fund’s holding in that security, take advantage of more attractive investment opportunities, or to raise cash.

Principal Investment Risks

General Risks. There is a risk that you could lose all or a portion of your investment in the Fund. The value of your investment in the Fund will go up and down with the prices of the securities in which the Fund invests.

Equity Security Risk. Prices of equity securities generally fluctuate more than those of other securities, such as debt securities. Market risk, the risk that prices of securities will decrease because of the interplay of market forces, may affect a single issuer, industry or sector of the economy or may affect the market as a whole.

Company Risk. The Fund may invest in securities that involve certain special circumstances that the Adviser believes offer the opportunity for long-term capital appreciation. These investments may involve greater risks of loss than investments in securities of well-established companies with a history of consistent operating patterns.

Small Company Risk. Small company securities tend to be less liquid and more difficult to sell than those issued by larger companies. Small company stocks can be more volatile and may underperform the market or become out of favor with investors. Small company securities may be very sensitive to changing economic conditions and market downturns because the issuers often have narrow markets, fewer product lines, and limited managerial and financial resources, resulting in volatile stock prices and a limited ability to sell them at a desirable time or price.

Growth Investment Risk. The Fund often invests in companies after assessing their growth potential. Securities of growth companies may be more volatile than other stocks. If the Portfolio Manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s return. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Management Risk. The investment strategies, practices and risk analysis used by the Investment Manager may not produce the desired results.

The Yorktown Funds	3

The Fund’s Past Performance

The following bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1-year and Since Inception periods compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.yorktownfunds.com and by calling toll-free 888-933-8274.

Year-By-Year Annual Returns – Institutional Class Shares (YOVIX)

(for calendar years ending on December 31)

During the period covered by the bar chart, Institutional Class Shares’ highest return for a quarter was 27.62% (quarter ended June 30, 2020) and the lowest return for a quarter was -26.45% (quarter ended March 31, 2020). Institutional Class Shares’ year to date total return as of March 31, 2021 was 10.19%.

Average Annual Total Returns

(for periods ending on December 31, 2020)

		Inception
	One Year	5/9/2016
Return Before Taxes - Institutional Class Shares (YOVIX)	30.31%	15.05%
Return After-Taxes on Distributions (1)	30.29%	13.89%
Return After-Taxes on Distributions and Sale of Fund Shares (1)	17.96%	11.69%
Russell 2000 Index (2)
(reflects no deduction for fee, expenses or taxes)	19.96%	14.60%
Russell 2000 Growth Index (3)
(reflects no deduction for fee, expenses or taxes)	34.63%	19.04%

		Inception
	One Year	5/9/2016
Return Before Taxes - Class A Shares (YOVAX)	22.47%	13.34%

		Inception
	One Year	5/9/2016
Return Before Taxes - Class L Shares (YOVLX)	28.98%	13.91%

(1)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-Tax Returns are shown for only Institutional Class Shares. After-tax returns for Class A and Class L Shares will vary.

(2)	The Russell 2000 Index measures the performance of 2,000 smallest-cap companies in the Russell 3000 Index, which is made up of 3,000 of the largest U.S. stocks. The Fund has elected to use the Russell 2000 Index rather than the Russell 2000 Growth Index because management it is a more appropriate broad-based index for comparison purposes.

(3)	The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price/book ratios and higher forecasted growth values.

The Yorktown Funds	5

Management

Investment Adviser – Yorktown Management & Research Company, Inc.

Investment Manager – Sapphire Star Capital LLC

Portfolio Manager – Mr. Michael J. Borgen is the Fund’s Portfolio Manager and has served as a Portfolio Manager the Fund since 2017.

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the Fund either through a financial advisor or directly from the Fund. The minimum initial investment in the Fund’s Class A and Class L Shares is $1,000, and the minimum for additional investments is $100. The minimum initial investment in the Fund’s Institutional Class Shares is $1,000,000, and the minimum for additional investments is $100,000. There are no minimums for purchases or exchanges through employer-sponsored retirement plans. Fund shares are redeemable on any business day by contacting your financial adviser, or by written request to the Fund, by telephone, or by wire transfer.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

Institutional Class Shares are sold without an initial front-end sales charge so that the full amount of your purchase is invested in the Fund.

Institutional Shares may also be available on certain brokerage platforms. An investor transacting in Institutional Shares through a broker acting as an agent for the investor may be required to pay a commission and/or other forms of compensation to the broker.

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